Derivative financial instrument (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instrument
Schedule of Derivative Instruments not designated as hedging instruments - Balance Sheet Location

		2023		2022
Derivative	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities

Interest rate swap	Derivative financial Instruments, Current	$15,631	—	$22,544	—
Interest rate swap	Derivative financial Instruments, non- Current	—	—	12,333	—
Total		$15,631	—	$34,877	—

Schedule of Derivatives Instruments not designated as Hedging Instruments - Net effect on the Consolidated Condensed Statements of comprehensive Income

	Net Realized and Unrealized
	Gain Recognized on Statement of	Amount
Derivative	Comprehensive Income Location	2023	2022	2021
Interest rate swap	Gain on derivative instruments	$5,267	$33,655	10,104
Total		$5,267	$33,655	10,104